Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Details) [Line Items]
Tax rate	25.00%	25.00%	25.00%	2019.00%
Income tax, description		The US parent company, CREG is taxed in the US and, as of June 30, 2021, had net operating loss (“NOL”) carry forwards for income taxes of $2.54 million; for federal income tax purposes, the NOL arising in tax years beginning after 2017 may only reduce 80% of a taxpayer’s taxable income, and may be carried forward indefinitely. However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020. The management believes the realization of benefits from these losses may be uncertain due to the US parent company’s continuing operating losses. Accordingly, a 100% deferred tax asset valuation allowance was provided. As of June 30, 2021, the Company’s PRC subsidiaries had $42.57 million NOL that can be carried forward to offset future taxable income for five years from the year the loss is incurred. The NOL was mostly from Xi’an TCH, Erdos TCH and Zhonghong. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets due to the recurring losses from operations of these entities, accordingly, the Company recorded a 100% deferred tax valuation allowance for PRC NOL. The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the six months ended June 30, 2021 and 2020, respectively: 2021 2020 U.S. statutory rates 21.0% 21.0% Tax rate difference – current provision 7.0% 10.1% Permanent differences (5.3)% 12.6% Change in valuation allowance (28.0)% (43.7)% Tax benefit per financial statements (5.3)% -% The provision for income tax expense for the six months ended June 30, 2021 and 2020 consisted of the following: 2021 2020 Income tax benefit – current $97,953 $- Income tax benefit – deferred - - Total income tax benefit $97,953 $- The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the three months ended June 30, 2021 and 2020, respectively: 2021 2020 U.S. statutory rates 21.0% 21.0% Tax rate difference – current provision 6.1% 5.4% Permanent differences (4.9)% 2.6% Change in valuation allowance (27.1)% (29.0)% Tax expense per financial statements (4.9)% -% The provision for income tax expense for the three months ended June 30, 2021 and 2020 consisted of the following: 2021 2020 Income tax benefit – current $103,078 $- Income tax benefit – deferred - - Total income tax benefit $103,078 $-	The US parent company, CREG is taxed in the US and, as of December 31, 2020, had net operating loss (“NOL”) carry forwards for income taxes of $1.21 million; for federal income tax purposes, the NOL arising in tax years beginning after 2017 may only reduce 80% of a taxpayer’s taxable income, and may be carried forward indefinitely. However, the coronavirus Aid, Relief and Economic Security Act (“the CARES Act”) issued in March 2020, provides tax relief to both corporate and noncorporate taxpayers by adding a five-year carryback period and temporarily repealing the 80% limitation for NOLs arising in 2018, 2019 and 2020. The management believes the realization of benefits from these losses may be uncertain due to the US parent company’s continuing operating losses. Accordingly, a 100% deferred tax asset valuation allowance was provided.
PRC [Member]
Income Tax (Details) [Line Items]
Tax rate			25.00%
Net operating loss carry forwards (in Dollars)	$ 42,570		$ 43,400
Percentage of deferred tax valuation allowance	100.00%		100.00%